Contribution Agreement (Tables)	12 Months Ended
Dec. 31, 2021
Contribution Agreement [Abstract]
Schedule of consideration given and charged to acquisition expense
Fair value of common stock at share exchange date	$3,216,649

Identifiable assets acquired at September 20, 2021
Cash	1,219,855
VAT receivable	12,497
Accounts payable	(35,443)
$1,196,910

Unidentified assets acquired
Acquisition expense	$2,019,739

Total net identifiable assets and transaction costs	$3,216,649